Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory rate	34.00%	34.00%	34.00%
Threshold amount	$ 10,000,000	$ 10,000,000	$ 10,000,000
Computed at statutory rate	1,491,000	609,000	(25,000)
State income taxes, net of federal tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$ 1,230,000	$ 240,000	$ (300,000)
Statutory Rate Over $10 Million [Member]
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%